Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Derivative financial instruments.
Schedule of derivative financial instruments

	2024		2023
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Interest rate swaps	—	—	4,173	—
Forward foreign exchange contracts	—	(7,514)	378	(1,615)
At fair value through profit or loss:
Embedded foreign exchange derivatives	2,297	—	11,258	(64)
	2,297	(7,514)	15,809	(1,679)
Less non-current portion:
Used for hedging:
Forward foreign exchange contracts	—	(4,911)	378	(748)
At fair value through profit or loss:
Embedded foreign exchange derivatives	380	—	7,114	—
Non-current derivative financial instruments	380	(4,911)	7,492	(748)
Current derivative financial instruments	1,917	(2,603)	8,317	(931)